Restricted net assets (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Restricted net assets
Restricted net assets	14,967,957
General reserve fund | Foreign invested enterprise
Restricted net assets
Required minimum percentage of annual appropriations	10.00%
PRC
Restricted net assets
Required minimum percentage of annual appropriations	10.00%
PRC | General reserve fund | Foreign invested enterprise
Restricted net assets
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required.	50.00%
Required minimum percentage of annual appropriations to general reserve fund	10.00%
Maximum percentage of statutory general reserve related to entity's registered capital	50.00%
PRC | Statutory surplus reserve | Domestic enterprise
Restricted net assets
Required minimum percentage of annual appropriations	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required.	50.00%
Required minimum percentage of annual appropriations to statutory surplus fund	10.00%
Maximum percentage of statutory surplus reserve related to entity's registered capital	50.00%